Property Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,023,530	$ 3,300,643
Less: accumulated depreciation	(734,927)	(523,539)
Property, plant and equipment, net	3,087,293	3,872,361
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	799,628	815,713
Plant and machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,184,660	2,445,506
Furniture, fixture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	32,057	31,358
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,185	8,066
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 798,690	$ 1,095,257